Average Annual Total Returns (Vanguard Target Retirement 2030 Fund Retail)	Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2030 Composite Index Vanguard Target Retirement 2030 Fund Vanguard Target Retirement 2030 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.17%	6.54%	4.35%	5.97%	12.66%	7.51%
Five Years	10.76%	10.20%	8.46%	4.45%	15.75%	11.03%
Since Inception	6.61%	6.12%	5.20%	5.27%	8.55%	6.76%